Commitments and Contingencies (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 100,000	$ 300,000
Remaining required payments under the terms of the ground lease
2014	39,232,000	39,232,000
2015	158,596,000	158,596,000	112,117,432
2016	162,755,000	162,755,000	112,031,469
2017	163,426,000	163,426,000	111,431,131
2018	155,463,000	155,463,000	102,702,910
Thereafter	716,539,000	716,539,000	400,987,567
Total	1,396,011,000	1,396,011,000	950,788,441
Ground Lease
Remaining required payments under the terms of the ground lease
2014	45,000	45,000
2015	180,000	180,000
2016	180,000	180,000
2017	198,000	198,000
2018	198,000	198,000
Thereafter	34,444,000	34,444,000
Total	$ 35,245,000	$ 35,245,000